UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LaGrange Capital Administration, L.L.C.
Address: 570 Lexington Avenue
         27th Floor
         New York, New York  10022


Form 13F File Number: 028-11837

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank Johnson
Title:            Sole Member
Phone:            (212) 993-7057


Signature, Place, and Date of Signing:

  /s/ Frank Johnson                  New York, NY                   5/15/09
 --------------------------          ------------                  ----------
       [Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0
                                           ----------

Form 13F Information Table Entry Total:    52
                                           ----------

Form 13F Information Table Value Total:    33,045
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------                       --------      --------    -------- ---------------------  ----------  --------  ---------------------
NAME OF ISSUER                 TITLE OF                   (000)   SHARES OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                CLASS         CUSIP       VALUE    PRN AMT    PRN  CALL  DESCRETION  MANAGERS   SOLE    SHARED  NONE
-----------------------------  --------     ----------   -------- ----------  ---  ----  ----------  -------- --------- ------  ----

AERCAP HOLDINGS NV             SHS           N00985106       969    298,017   SH            SOLE              298,017    0      -
ALLIANCE HEALTHCARE
  SERVICES INC                 COM NEW      '018606202       942    138,592   SH            SOLE              138,592    0      -
AMR CORP                       COM          '001765106     1,499    470,000   SH            SOLE              470,000    0      -
AMERICA MOVIL SAB DE CV        SPON ADR
                                 L SHS       02364W105        81      3,000   SH            SOLE                3,000    0      -
AIRCASTLE LTD                  COM           G0129K104       140     30,166   SH            SOLE               30,166    0      -
BARE ESCENTUALS INC            COM          '067511105       242     58,950   SH            SOLE               58,950    0      -
BE AEROSPACE INC               COM          '073302101       147     17,000   SH            SOLE               17,000    0      -
BELO CORP                      COM SER A    '080555105       427    700,688   SH            SOLE              700,688    0      -
CONTINENTAL AIRLINES INC       CL B        210,795,308       849     96,400   SH            SOLE               96,400    0      -
CALIFORNIA COASTAL
  COMMUNITIES INC              COM NEW     129,915,203       305    500,616   SH            SOLE              500,616    0      -
CBS CORP                       CL B        124,857,202     1,226    319,300   SH            SOLE              319,300    0      -
CENTRAL EUROPEAN MEDIA
  ENTERPRISES LTD              CL A NEW      G20045202     2,589     225,940  SH            SOLE              225,940    0      -
CTC MEDIA INC                  COM           12642X106       820     179,721  SH            SOLE              179,721    0      -
DELTA AIR LINES INC            COM NEW     247,361,702     1,137     201,900  SH            SOLE              201,900    0      -
DICE HOLDINGS INC              COM         253,017,107        26       9,432  SH            SOLE                9,432    0      -
DISH NETWORK CORP              CL A          25470M109       416      37,400  SH            SOLE               37,400    0      -
EAGLE BULK SHIPPING INC        COM           Y2187A101       323      76,000  SH            SOLE               76,000    0      -
GENERAL ELECTRIC CO            COM         369,604,103     1,072     106,000  SH            SOLE              106,000    0      -
GENERAL COMMUNICATION INC      CL A        369,385,109        59       8,803  SH            SOLE                8,803    0      -
HERCULES OFFSHORE INC          COM         427,093,109       836     529,319  SH            SOLE              529,319    0      -
HUDSON HIGHLAND GROUP INC      COM         443,792,106        26      23,800  SH            SOLE               23,800    0      -
HELIX ENERGY SOLUTIONS
  GROUP INC                    COM           42330P107       489      95,184  SH            SOLE               95,184    0      -
HORNBECK OFFSHORE
  SERVICES INC                 COM         440,543,106       596      39,100  SH            SOLE               39,100    0      -
HUNTSMAN CORP                  COM         447,011,107     1,163     371,504  SH            SOLE              371,504    0      -
INTERNATIONAL GAME
  TECHNOLOGY                   COM         459,902,102        65       7,000  SH            SOLE                7,000    0      -
JAKKS PACIFIC INC              COM           47012EAB2       605      49,000  SH            SOLE               49,000    0      -
LIBERTY GLOBAL INC             COM SER A   530,555,101     1,820     124,995  SH            SOLE              124,995    0      -
U S AIRWAYS GROUP INC          COM           90341W108       542     214,250  SH            SOLE              214,250    0      -
LIBERTY MEDIA
   CORP - INTERACTIVE          INT COM
                                SER A        53071M104       574     197,916   SH           SOLE              197,916    0      -
MACY'S INC                     COM           55616P104        89      10,000   SH           SOLE               10,000    0      -
MATTEL INC                     COM         577,081,102     1,222     106,000   SH           SOLE              106,000    0      -
MARCHEX INC                    CL B          56624R108       267      77,601   SH           SOLE               77,601    0      -
MILLICOM INTERNATIONAL
  CELLULAR SA                  SHS NEW       L6388F110       144       3,900   SH           SOLE                3,900    0      -
MCMORAN EXPLORATION CO         COM         582,411,104     1,032     219,562   SH           SOLE              219,562    0      -
NII HOLDINGS INC               CL B NEW      62913F201       703      46,843   SH           SOLE               46,843    0      -
NAVIOS MARITIME HOLDINGS INC   SHS           Y62159101       825     358,827   SH           SOLE              358,827    0      -
ORBCOMM INC                    COM           68555P100        84      57,007   SH           SOLE               57,007    0      -
PFIZER INC                     COM         717,081,103       858      63,000   SH           SOLE               63,000    0      -
ELIZABETH ARDEN INC            COM           28660G106       292      50,050   SH           SOLE               50,050    0      -
ROCKWOOD HOLDINGS INC          COM         774,415,103        84      10,600   SH           SOLE               10,600    0      -
APRIL 09 CALLS ON
  RIMM US 30.0                 CALL        760,975,902        70          50       CALL     SOLE                   50    0      -
SWIFT ENERGY CO                COM         870,738,101       288      39,500   SH           SOLE               39,500    0      -
SKECHERS U.S.A. INC            CL A        830,566,105       137      20,606   SH           SOLE               20,606    0      -
PROSHARES ULTRASHORT
  REAL ESTATE                  PSHS REAL
                                ESTA         74347R552       264       5,000   SH           SOLE                5,000    0      -
TICKETMASTER ENTERTAINMENT
  INC                          COM           88633P302        92      25,018   SH           SOLE               25,018    0      -
TERREMARK WORLDWIDE INC        COM NEW     881,448,203        84      31,054   SH           SOLE               31,054    0      -
TRONOX INC-CLASS B             COM CL B    897,051,207        38   1,282,135   SH           SOLE            1,282,135    0      -
TIME WARNER INC                COM         887,317,105       977     150,000   SH           SOLE              150,000    0      -
UAL CORP                       COM NEW     902,549,807       645     143,919   SH           SOLE              143,919    0      -
UNITED RENTALS INC             COM         911,363,109     1,589     377,376   SH           SOLE              377,376    0      -
VALASSIS COMMUNICATIONS INC    COM         918,866,104     1,975   1,258,047   SH           SOLE            1,258,047    0      -
VIMPEL-COMMUNICATIONS          SPONSORED
                                 ADR         68370R109     1,299     198,604   SH           SOLE              198,604    0      -

---------------------- ------------------- ------------------ ------------------ ------------------ ------------------ -------------

 Entry Total                52
 Value Total (x 1000)             33,045
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